Related-Party Transactions (Narrative) (Detail) - USD ($)		1 Months Ended	3 Months Ended
		Jan. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Amounts due to Dominion, noncurrent			$ 6,841,000,000		$ 6,963,000,000	[1]
Payable to affiliates	[2]		1,507,000,000		1,697,000,000	[1]
Borrowing Interest Charges			24,000,000
Maximum
Related Party Transaction [Line Items]
Borrowing Interest Charges				$ 1,000,000
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Amounts due to Dominion, noncurrent			4,826,000,000		4,783,000,000	[3]
Payable to affiliates			972,000,000		1,176,000,000	[3]
Outstanding borrowings, net of repayments, under money pool for non-regulated subsidiaries			$ 0		0
Stock Issued During Period Shares New Issues			0	0
Commencing Period		20 months
Lease commencement term		2025-08
Virginia Electric and Power Company | Related party
Related Party Transaction [Line Items]
Payable to affiliates			$ 1,203,000,000		2,024,000,000	[3]
Related party transaction costs		$ 240,000,000
Virginia Electric and Power Company | Affiliated Entity
Related Party Transaction [Line Items]
Derivative assets			5,000,000		33,000,000
Derivative liabilities			82,000,000		31,000,000
Virginia Electric and Power Company | Affiliated Entity | Pension Benefits | Amounts Associated With Dominion Pension Plan | Related party
Related Party Transaction [Line Items]
Amounts due to Dominion, noncurrent			431,000,000		422,000,000
Virginia Electric and Power Company | Affiliated Entity | Medical Coverage for Local retirees | Amounts Associated with the Dominion Retiree Health and Welfare Plan | Related party
Related Party Transaction [Line Items]
Amounts due to Dominion, noncurrent			534,000,000		518,000,000
Virginia Electric and Power Company | Principal Owner | Related party | Short-Term Borrowing Arrangements
Related Party Transaction [Line Items]
Payable to affiliates			$ 1,200,000,000		$ 2,000,000,000

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	See Note 10 for amounts attributable to related parties.
[3]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.